Consolidated Statement of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-In Capital [Member]	Subscription Receivable [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2015					$ (85,705)	$ (85,705)
Balance, shares at Dec. 31, 2015
Issuance of Common Stock, $0.0001 Par Value/Share	$ 3,175		4,266,825			4,270,000
Issuance of Common Stock, $0.0001 Par Value/Share, shares	31,745,242
Net Loss					(1,917,066)	(1,917,066)
Balance at Dec. 31, 2016	$ 3,175		4,266,825		(2,002,771)	2,267,229
Balance, shares at Dec. 31, 2016	31,745,242
Fair value of Heatwurx net liabilities obtained in reverse acquisition	$ 352		(38,102)			(37,750)
Fair value of Heatwurx net liabilities obtained in reverse acquisition, shares	3,527,384
Net Loss					(1,856,315)	(1,856,315)
Balance at Dec. 31, 2017	$ 3,527		$ 4,228,723		$ (3,859,086)	$ 373,164
Balance, shares at Dec. 31, 2017	35,272,626
Recognize the fair value of exclusive license intangible asset acquired from CoNCERT in exchange for 2,090,301 common shares of Processa owned by Promet			8,000,000			8,000,000
Conversion of Senior convertible notes for common stock and stock purchase warrants, net of costs of $4,742	$ 121		$ 2,390,248			$ 2,390,369
Conversion of Senior convertible notes for common stock and stock purchase warrants, net of costs of $4,742, shares	1,206,245
Issuance of common stock units for cash, net of costs of $219,954	$ 140		2,963,423			2,963,563
Issuance of common stock units for cash, net of costs of $219,954, shares	1,402,442
Issuance of common stock units for a future research funding commitment, net of costs of $117,339	$ 79		1,682,582	(1,800,000)		(117,339)
Issuance of common stock units for a future research funding commitment, net of costs of $117,339, shares	792,952
Net Loss					(2,302,870)	(2,302,870)
Balance at Jun. 30, 2018	$ 3,867		$ 19,264,976	$ (1,800,000)	$ (6,161,956)	$ 11,306,887
Balance, shares at Jun. 30, 2018	38,674,265